Loans to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collectability of loans to third parties	$ 7,400,000
Allowance for loans to third party	34,402,684	$ 6,119,594
Direct Loans [Member]
Interest income	422,284	1,133,407	$ 1,865,426
Entrusted Loan [Member]
Entrusted loans to third parties	34,402,684	34,969,111
Entrusted loans from third parties	34,402,684
Entrusted Loan [Member] | Borrower A [Member]
Interest income	$ 2,043,124	$ 5,109,237	$ 2,205,173